RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                               RELATED PARTY TRANSACTIONS

The Group had the following balances with related parties as of February 28, 2011 and February 29, 2012, respectively:

(a)                                 Amount due to the founding shareholder

	As of	As of
	February 28,	February 29,
	2011	2012

Founding shareholder	$79,893	$—

The amount as of February 28, 2011 represented acquisition consideration paid by one founding shareholder on behalf of the Group and it was repaid in September 2011.